TAXES (Details 2) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
Deferred tax assets:
Net operating loss carried forward	$ 13,315,441	$ 1,268,811
Deferred tax asset for net operating loss carried forward	2,353,678	317,203
Total deferred tax assets	2,353,678	317,203
Less: valuation allowance	(2,353,678)	(317,203)
Deferred tax assets, net of valuation allowance